Business Acquisitions (Details 4) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Initial Report [Member] CNY	Jun. 30, 2011 Measurement Period Adjustment [Member] CNY	Jun. 30, 2011 Adjusted [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	1,026,168		1,026,168
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)	(761,366)	(17,748)	(779,114)
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)	264,802	(17,748)	247,054
Operating expenses:
General and administrative expenses	271,112	214,261		98,671	89,619	(271,112)		(271,112)
Research and development expenses	7,033	5,043		114	1,156	(7,033)		(7,033)
Total operating expenses	278,145	219,304		98,785	90,775	(278,145)	0	(278,145)
Operating loss	(31,091)	22,431	142,507	(87,108)	(93,047)	(13,343)	(17,748)	(31,091)
Other income(expense)
Interest income	14,123	9,050	57,494	22,448	8,489	14,123		14,123
Interest and financing expenses	(22,316)	(18,660)	(118,548)	(2,266)	(40)	(22,316)	0	(22,316)
Exchange gain (loss)	(12,834)	1,441	9,153	(2,843)	(16,602)	(12,834)		(12,834)
Unrealized (loss) gain in investment	55,542	0	0	1,946	(548)	55,542		55,542
Other expense	(3,162)	(5,579)	(35,443)	(1,341)	(33)	(3,162)	0	(3,162)
Other income	2,251	4,574	29,057	20,634	2,799	2,251		2,251
Income (loss) from equity investments	10,232	(303)	(1,924)	(2,223)	0	10,232		10,232
Income (loss) before income tax	12,745	12,954	82,296	(50,753)	(98,982)	30,493	(17,748)	12,745
Income tax	1,096	(2,145)	(13,630)	(7,104)	(10,915)	1,074	22	1,096
Loss from continuing operations	13,841	10,809	68,666	(57,857)	(109,897)	31,567	(17,726)	13,841
Lloss from discontinued operations	(2,852)	0	0	(1,314)	(25,378)	(2,852)		(2,852)
Net Income (loss)	10,989	10,809	68,666	(59,171)	(135,275)	28,715	(17,726)	10,989
Less net income or addition of net loss attributable to the non controlling interest	7,377	(13,325)	(84,648)	0	0	3,185	(10,563)	(7,378)
Net income (loss) attributable to the Company	18,367	(2,516)	(15,982)	(59,171)	(135,275)	25,530	(7,163)	18,367
Loss per ordinary share:
Loss per share from continuing operations - basic and diluted	0.18	$ (0.02)	(0.14)	(0.49)	(0.88)	0.24	(0.06)	0.18
Loss per share from discontinued operations - basic and diluted	(0.01)	$ 0	0	(0.01)	(0.20)	(0.01)		(0.01)
Loss per share - basic and diluted	0.17	$ (0.02)	(0.14)	(0.50)	(1.08)	0.23	(0.06)	0.17
Weighted average number of ordinary shares outstanding - diluted (in shares)	110,766,600	110,766,600	110,766,600	118,377,357	125,271,946	110,766,600		110,766,600
Amounts attributable to Agria Corporation's common shareholders
Income from continuing operations, net of tax	19,520	(2,516)	(15,982)	(57,857)	(109,897)	26,683	(7,162)	19,520
Discontinued operations, net of tax	(1,153)	0	0	(1,314)	(25,378)	(1,153)		(1,153)
Net income (loss) attributable to the Company	18,367	$ (2,516)	(15,982)	(59,171)	(135,275)	25,530	(7,163)	18,367

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.